Long - term Debt - Additional Information (Detail ) $ in Thousands		6 Months Ended
	Feb. 15, 2022 CAD ($)	Jun. 30, 2022 CAD ($) shares	Feb. 15, 2022 $ / shares
Disclosure of detailed information about borrowings [line items]
Repayment of principal and interest		$ 39,123
Loss on extinguishments of liabilities		$ 292
Number of warrants cancelled | shares | shares		(168,735)
Warrants Held By Salp [Member]
Disclosure of detailed information about borrowings [line items]
Number of warrants cancelled | shares | shares		168,735
First And Second Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings repurchase principal amount	$ 39,123
Borrowings repurchase interest amount	484
Repayment of principal and interest	39,123
Loss on extinguishments of liabilities	292
Legal fees incurred in settlement of debt	40
Third O I D Loan [Member]
Disclosure of detailed information about borrowings [line items]
Weighted Average Exercise Price Of Warrants Per Common Share | $ / shares			$ 15.21
Tranche Two [Member] | Structured Alpha LP [Member]
Disclosure of detailed information about borrowings [line items]
Gain on extinguishment of royality payment obligations	$ 120